GENERAL AND ADMINISTRATIVE EXPENSE	12 Months Ended
Dec. 31, 2017
Disclosure Of General And Administrative Expense [Abstract]
GENERAL AND ADMINISTRATIVE EXPENSE
GENERAL AND ADMINISTRATIVE EXPENSE
The components of general and administrative expense are as follows:

(US$ Millions) Years ended Dec. 31,	2017	2016	2015
Employee compensation and benefits	$199	$171	$157
Management fees	168	175	182
Other	247	223	220
Total general and administrative expense	$614	$569	$559